T. ROWE PRICE Retirement Blend 2040 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 11.6%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  29,325 40,638 2,074 7,046,790 69,340
U.S. Treasury Long-Term Index
Fund  12,070 14,485 803 3,616,462 26,798
International Bond Fund (USD
Hedged)  11,648 15,242 792 3,049,585 26,318
Dynamic Global Bond Fund  6,535 9,383 573 2,006,626 15,030
Emerging Markets Bond Fund  3,915 7,219 263 1,135,556 11,344
High Yield Fund  3,660 4,742 251 1,366,339 8,157
U.S. Limited Duration TIPS Index
Fund  2,980 4,283 211 757,492 7,022
Floating Rate Fund  1,118 1,224 77 245,302 2,220
Total Bond Funds (Cost $164,030) 166,229
EQUITY FUNDS 86.0%
T. Rowe Price Funds:
Equity Index 500 Fund  179,987 173,948 38,462 1,928,068 344,777
International Equity Index Fund  89,040 84,262 10,337 8,496,987 186,849
Value Fund  63,920 71,224 4,068 2,733,074 144,334
Growth Stock Fund  59,131 82,757 5,180 1,244,613 128,880
Real Assets Fund  39,691 36,634 12,582 4,029,711 84,584
International Value Equity Fund  33,609 31,234 7,357 2,649,230 70,522
International Stock Fund  21,196 22,281 1,259 1,930,906 43,523
Emerging Markets Discovery Stock
Fund  18,239 17,695 2,885 2,037,378 42,500
Emerging Markets Stock Fund  15,722 15,095 998 762,180 38,520
Mid-Cap Index Fund  21,196 18,683 4,687 1,629,847 36,916
Small-Cap Index Fund  15,292 15,921 2,828 1,787,604 32,749
Mid-Cap Value Fund  9,483 9,107 595 561,882 20,025
Mid-Cap Growth Fund  11,361 9,624 2,309 188,847 19,117
New Horizons Fund (3) 6,314 12,004 535 318,428 18,192
Small-Cap Value Fund  9,230 8,602 2,360 299,620 16,689
Total Equity Funds (Cost $1,052,329) 1,228,177

T. ROWE PRICE Retirement Blend 2040 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds  2.4%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 20,302 37,716 24,068 33,950,107 33,950
Total Short-Term Investments (Cost $33,950) 33,950
Total Investments in Securities 100.0%
(Cost $1,250,309) $ 1,428,356
Other Assets Less Liabilities (0.0)% (321)
Net Assets 100.0% $ 1,428,035
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$2,700 and $2,700, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (10) $ (315) $ 356
Emerging Markets Bond Fund  (1) 473 291
Emerging Markets Discovery Stock Fund  (16) 9,451 1,577
Emerging Markets Stock Fund  2 8,701 531
Equity Index 500 Fund  3,473 29,304 2,190
Floating Rate Fund  — (45) 85
Growth Stock Fund  11,206 (7,828) 109
High Yield Fund  (1) 6 287
International Bond Fund (USD Hedged)  (10) 220 497
International Equity Index Fund  (45) 23,884 4,707
International Stock Fund  2,152 1,305 974
International Value Equity Fund  95 13,036 1,773
Mid-Cap Growth Fund  774 441 112
Mid-Cap Index Fund  1,482 1,724 301
Mid-Cap Value Fund  539 2,030 309
New Horizons Fund  1,285 409 —
QM U.S. Bond Index Fund  (19) 1,451 1,474
Real Assets Fund  (103) 20,841 2,394
Small-Cap Index Fund  183 4,364 321
Small-Cap Value Fund  1,200 1,217 198
U.S. Limited Duration TIPS Index Fund  (1) (30) 192
U.S. Treasury Long-Term Index Fund  (15) 1,046 528
Value Fund  3,446 13,258 1,616
U.S. Treasury Money Fund, 3.76% — — 774
Affiliates not held at period end (9) — —
Totals $ 25,607# $ 124,943 $ 21,596+
# Capital gain distributions from underlying Price funds represented $26,910 of t he net realized gain (loss).
+ Investment income comprised $21,596 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2040
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2040 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1352-054Q3 02/26